Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) $ in Thousands	Oct. 20, 2020 USD ($) $ / shares shares
Calyxt Inc [member]
Statement [Line Items]
Ordinary shares issued | shares	3,750,000
Selling price per common share | $ / shares	$ 4.00
Gross proceeds	$ 15,000
Cellectis [member] | Calyxt Inc [member]
Statement [Line Items]
Equity value	$ 5,000
Purchase of common shares | shares	1,250,000
Purchase of common stock, value	$ 14,000